Equipment Deposit (Tables)	12 Months Ended
Dec. 31, 2025
Equipment Deposit [Abstract]
Schedule of Equipment Deposit
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Carrying value as at January 1	29,260,847	29,260,847
Addition during the year	-	-
Exchange of convertible note for return of equipment deposit	(15,000,000)	-
Carrying value as at end of year	14,260,847	29,260,847